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BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF

Portfolio of Investments
Columbia Research Enhanced Core ETF, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Core ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks 95 .9%
Communication Services 6.1%
Diversified Telecommunication Services
0.5%
Comcast Corp., Class A 1,264,893 30,306,836
Entertainment 0.4%
Electronic Arts, Inc. 91,779 19,260,741
Roku, Inc.
(a)
40,763 5,911,043
Total 25,171,784
Interactive Media & Services 4.6%
Match Group, Inc. 84,090 3,313,987
Meta Platforms, Inc., Class A 443,626 246,971,030
Pinterest, Inc., Class A
(a)
190,458 4,572,897
Reddit, Inc., Class A
(a)
52,381 7,368,435
Total 262,226,349
Media 0.6%
AppLovin Corp., Class A
(a)
38,315 15,168,909
Fox Corp., Class A 74,005 4,309,311
Fox Corp., Class B 51,330 2,666,080
New York Times Co., Class A 59,192 4,432,889
Omnicom Group, Inc. 102,032 8,029,918
Versant Media Group, Inc. 51,383 1,849,274
Total 36,456,381
Total Communication Services 354,161,350
Consumer Discretionary 9.2%
Automobile Components 0.3%
Aptiv PLC
(a)
120,248 6,790,405
BorgWarner, Inc. 112,530 7,172,662
Lear Corp. 27,738 3,623,692
Total 17,586,759
Automobiles 1.4%
Ford Motor Co. 2,211,734 32,468,255
General Motors Co. 511,978 45,494,365
Thor Industries, Inc. 27,796 2,083,866
Total 80,046,486
Broadline Retail 0.1%
Dillard's, Inc., Class A 1,800 1,059,012
Etsy, Inc.
(a)
50,831 4,151,876
Macy's, Inc. 129,677 3,218,583
Total 8,429,471
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Diversified Consumer Services 0.1%
ADT, Inc. 316,090 2,414,928
Grand Canyon Education, Inc.
(a)
15,114 2,196,669
H&R Block, Inc. 73,748 3,247,124
Total 7,858,721
Hotels, Restaurants & Leisure 2.9%
Aramark 145,269 8,275,975
Boyd Gaming Corp. 28,903 2,458,489
Caesars Entertainment, Inc.
(a)
112,661 3,351,665
Churchill Downs, Inc. 37,010 3,119,943
Expedia Group, Inc. 65,452 19,291,322
Hilton Worldwide Holdings, Inc. 124,743 39,978,884
Las Vegas Sands Corp. 154,166 7,537,176
MGM Resorts International
(a)
101,697 4,532,635
Restaurant Brands International, Inc. 187,611 13,886,966
Starbucks Corp. 594,645 62,586,386
Travel & Leisure Co. 32,291 2,454,762
Wyndham Hotels & Resorts, Inc. 42,596 3,188,737
Total 170,662,940
Household Durables 0.8%
Dr. Horton, Inc. 133,843 19,147,580
NVR, Inc.
(a)
1,445 8,882,487
PulteGroup, Inc. 102,464 12,958,622
Toll Brothers, Inc. 49,806 7,266,197
Total 48,254,886
Specialty Retail 3.0%
Bath & Body Works, Inc. 101,770 2,047,612
Best Buy Co., Inc. 101,036 8,715,365
CarMax, Inc.
(a)
73,339 4,199,391
Chewy, Inc., Class A
(a)
140,580 3,177,108
Five Below, Inc.
(a)
29,361 6,375,154
Gap, Inc. 123,408 2,479,267
Murphy USA, Inc. 8,261 5,020,705
Ross Stores, Inc. 170,815 42,886,523
TJX Cos., Inc. 595,030 93,622,021
Wayfair, Inc., Class A
(a)
51,652 4,385,255
Total 172,908,401

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp.
(a)
75,414 7,306,108
Ralph Lauren Corp. 19,040 7,241,674
Tapestry, Inc. 108,348 16,508,985
VF Corp. 186,148 2,665,639
Total 33,722,406
Total Consumer Discretionary 539,470,070
Consumer Staples 4.5%
Beverages 0.2%
Brown-Forman Corp., Class A 26,738 781,284
Brown-Forman Corp., Class B 83,220 2,390,911
Coca-Cola Consolidated, Inc. 34,649 6,510,547
Molson Coors Beverage Co., Class B 91,845 3,817,078
Total 13,499,820
Consumer Staples Distribution & Retail
1.4%
Albertsons Cos., Inc., Class A 224,856 2,603,832
Dollar General Corp. 126,877 16,119,723
Kroger Co. 349,634 20,187,867
Maplebear, Inc.
(a)
97,828 4,363,129
Target Corp. 262,713 37,959,401
Total 81,233,952
Food Products 0.8%
Conagra Brands, Inc. 288,063 4,179,794
General Mills, Inc. 327,080 11,693,110
JBS NV, Class A 203,276 2,849,930
Kraft Heinz Co. 505,545 13,068,337
Lamb Weston Holdings, Inc. 78,163 4,107,466
Smithfield Foods, Inc. 29,490 767,920
Tyson Foods, Inc., Class A 179,780 10,420,049
Total 47,086,606
Household Products 0.8%
Colgate-Palmolive Co. 503,050 45,928,465
Reynolds Consumer Products, Inc. 33,255 829,380
Total 46,757,845
Tobacco 1.3%
Altria Group, Inc. 1,071,090 73,187,580
Total Consumer Staples 261,765,803
Energy 3.5%
Energy Equipment & Services 0.3%
Halliburton Co. 200,434 6,463,996
Issuer . Shares
.
Value ($)
Common Stocks (continued)
NOV, Inc. 82,765 1,608,124
TechnipFMC PLC 90,663 6,496,911
Weatherford International PLC 16,459 1,444,936
Total 16,013,967
Oil, Gas & Consumable Fuels 3.2%
APA Corp. 84,680 3,160,258
Chevron Corp. 451,362 88,841,582
Chord Energy Corp. 13,621 1,912,116
ConocoPhillips 296,958 35,777,500
HF Sinclair Corp. 37,694 3,447,870
Occidental Petroleum Corp. 177,542 10,132,322
Phillips 66 99,471 21,056,021
Valero Energy Corp. 71,151 22,263,148
Total 186,590,817
Total Energy 202,604,784
Financials 12.7%
Banks 4.6%
Bank of America Corp. 1,966,784 121,842,268
Citigroup, Inc. 499,500 66,158,774
FNB Corp. 103,114 1,948,855
Popular, Inc. 18,776 3,289,743
Regions Financial Corp. 257,655 7,974,422
Southstate Bank Corp. 28,911 3,038,257
Truist Financial Corp. 367,403 19,046,172
U.S. Bancorp 455,073 28,674,150
Webster Financial Corp. 48,788 3,767,409
Western Alliance Bancorp 31,381 2,525,857
Wintrust Financial Corp. 19,703 3,143,417
Zions Bancorp NA 42,204 2,941,619
Total 264,350,943
Capital Markets 2.9%
Affiliated Managers Group, Inc. 7,510 2,754,142
Bank of New York Mellon Corp. 209,947 32,821,015
Cboe Global Markets, Inc. 30,984 9,612,166
Charles Schwab Corp. 493,274 51,912,155
FactSet Research Systems, Inc. 11,882 3,127,342
Franklin Resources, Inc. 80,889 2,738,902
MarketAxess Holdings, Inc. 10,459 1,697,496
Morningstar, Inc. 6,390 1,230,522
MSCI, Inc. 22,369 12,800,437

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Northern Trust Corp. 55,580 10,126,120
Raymond James Financial, Inc. 53,648 9,440,975
SEI Investments Co. 31,478 3,241,604
State Street Corp. 79,880 14,710,701
Stifel Financial Corp. 44,905 3,723,074
T. Rowe Price Group, Inc. 63,001 7,040,362
Total 166,977,013
Consumer Finance 0.2%
Ally Financial, Inc. 82,530 3,576,025
SLM Corp. 57,681 1,499,418
Synchrony Financial 100,361 7,606,360
Total 12,681,803
Financial Services 2.5%
Euronet Worldwide, Inc.
(a)
10,929 779,566
Mastercard, Inc., Class A 250,548 143,589,058
MGIC Investment Corp. 63,506 1,907,720
Western Union Co. 95,099 604,830
Total 146,881,174
Insurance 2.4%
Allstate Corp. 79,155 20,903,252
CNA Financial Corp. 5,985 314,033
Everest Group Ltd. 12,067 4,514,868
First American Financial Corp. 30,758 2,306,542
Hanover Insurance Group, Inc. 10,507 2,444,243
Lincoln National Corp. 49,509 2,258,105
Marsh & McLennan Cos., Inc. 146,396 27,769,857
MetLife, Inc. 159,036 15,288,131
Old Republic International Corp. 68,993 2,981,188
Progressive Corp. 181,590 38,391,759
Prudential Financial, Inc. 103,828 12,675,322
Reinsurance Group of America, Inc. 19,722 4,671,156
RenaissanceRe Holdings Ltd. 12,393 3,965,512
Total 138,483,968
Mortgage Real Estate Investment 0.1%
AGNC Investment Corp. 349,714 3,727,951
Annaly Capital Management, Inc. 219,002 4,975,726
Total 8,703,677
Total Financials 738,078,578
Health Care 9.4%
Biotechnology 1.9%
AbbVie, Inc. 148,900 37,364,967
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Alnylam Pharmaceuticals, Inc.
(a)
12,042 2,474,872
Amgen, Inc. 44,783 17,248,621
Arrowhead Pharmaceuticals, Inc.
(a)
11,168 945,371
Ascendis Pharma AS
(a)
4,044 986,372
Biogen, Inc.
(a)
12,135 2,462,798
BioMarin Pharmaceutical, Inc.
(a)
16,398 984,208
Bridgebio Pharma, Inc.
(a)
14,413 1,154,337
Caris Life Sciences, Inc.
(a)
9,530 149,335
Exelixis, Inc.
(a)
20,836 1,104,933
Gilead Sciences, Inc. 107,691 14,022,445
Halozyme Therapeutics, Inc.
(a)
10,186 840,752
Incyte Corp.
(a)
13,186 1,575,991
Insmed, Inc.
(a)
17,415 1,717,119
Ionis Pharmaceuticals, Inc.
(a)
14,074 728,611
Madrigal Pharmaceuticals, Inc.
(a)
1,535 717,336
Moderna, Inc.
(a)
29,161 1,598,606
Natera, Inc.
(a)
11,689 3,129,847
Neurocrine Biosciences, Inc.
(a)
8,549 1,425,973
Regeneron Pharmaceuticals, Inc. 8,835 6,737,836
Revolution Medicines, Inc.
(a)
15,635 2,932,032
Roivant Sciences Ltd.
(a)
39,241 1,330,662
Summit Therapeutics, Inc.
(a)
12,006 156,318
United Therapeutics Corp.
(a)
3,507 1,815,609
Vertex Pharmaceuticals, Inc.
(a)
21,522 10,268,146
Viking Therapeutics, Inc.
(a)
9,430 299,308
Total 114,172,405
Health Care Equipment & Supplies 1.2%
Align Technology, Inc.
(a)
32,471 5,492,794
Baxter International, Inc. 241,491 6,317,405
Becton Dickinson & Co. 148,656 24,620,407
Dexcom, Inc.
(a)
187,634 15,658,057
Envista Holdings Corp.
(a)
76,931 2,100,986
Insulet Corp.
(a)
35,821 5,923,002
Zimmer Biomet Holdings, Inc. 96,586 9,072,323
Total 69,184,974
Health Care Providers & Services 3.4%
Cardinal Health, Inc. 108,869 25,043,136
Centene Corp.
(a)
238,673 14,850,234
Cigna Group 128,339 35,812,998
CVS Health Corp. 610,992 63,805,895

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Elevance Health, Inc. 112,966 42,457,141
Tenet Healthcare Corp.
(a)
40,105 10,217,952
Universal Health Services, Inc., Class B 25,532 4,300,610
Total 196,487,966
Life Sciences Tools & Services 1.0%
Avantor, Inc.
(a)
325,274 4,482,276
Charles River Laboratories International, Inc.
(a)
23,999 5,580,007
Illumina, Inc.
(a)
77,526 15,900,583
IQVIA Holdings, Inc.
(a)
85,117 20,004,197
Medpace Holdings, Inc.
(a)
11,348 6,549,044
Revvity, Inc. 55,761 6,274,228
Total 58,790,335
Pharmaceuticals 1.9%
Bristol-Myers Squibb Co. 1,035,838 67,650,580
Corcept Therapeutics, Inc.
(a)
42,014 4,810,183
Jazz Pharmaceuticals PLC
(a)
31,218 7,893,783
Organon & Co. 131,647 1,783,817
Viatris, Inc. 566,625 9,949,935
Zoetis, Inc. 212,600 16,431,854
Total 108,520,152
Total Health Care 547,155,832
Industrials 9.9%
Aerospace & Defense 0.9%
General Dynamics Corp. 107,605 41,257,909
Hexcel Corp. 29,846 3,072,646
Huntington Ingalls Industries, Inc. 16,863 5,504,926
Total 49,835,481
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc. 48,863 7,218,531
Expeditors International of Washington, Inc. 55,778 9,364,568
FedEx Corp. 93,664 28,792,314
Total 45,375,413
Building Products 0.5%
A.O. Smith Corp. 47,287 2,843,367
Advanced Drainage Systems, Inc. 30,641 4,243,166
Builders FirstSource, Inc.
(a)
43,372 2,881,636
Carlisle Cos., Inc. 17,647 6,351,507
Masco Corp. 82,697 5,911,182
Owens Corning 34,199 4,750,241
Simpson Manufacturing Co., Inc. 17,278 3,243,772
Total 30,224,871
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Commercial Services & Supplies 0.3%
MSA Safety, Inc. 16,044 3,052,692
Tetra Tech, Inc. 111,519 3,697,970
Veralto Corp. 110,765 10,430,740
Total 17,181,402
Construction & Engineering 0.1%
Dycom Industries, Inc.
(a)
12,917 5,180,622
Solv Energy, Inc., Class A
(a)
17,477 496,871
WillScot Holdings Corp. 71,940 1,746,703
Total 7,424,196
Electrical Equipment 0.6%
Acuity, Inc. 13,445 4,415,204
Powell Industries, Inc. 12,213 2,548,609
Rockwell Automation, Inc. 47,764 22,930,541
Sensata Technologies Holding PLC 62,474 2,891,921
Total 32,786,275
Ground Transportation 0.3%
JB Hunt Transport Services, Inc. 32,368 8,796,004
Lyft, Inc., Class A
(a)
166,379 2,638,771
Ryder System, Inc. 15,516 3,978,613
Total 15,413,388
Machinery 4.0%
Cummins, Inc. 59,615 37,807,833
Donaldson Co., Inc. 48,828 4,601,551
Flowserve Corp. 52,401 3,981,952
Fortive Corp. 135,574 8,027,337
Gates Industrial Corp. Ltd.
(a)
103,161 2,886,445
Graco, Inc. 71,903 5,707,660
Illinois Tool Works, Inc. 123,461 35,427,134
Middleby Corp.
(a)
18,527 2,474,837
Midera Food Processing, Inc.
(a)
18,527 888,370
Mueller Industries, Inc. 91,239 6,059,182
Nordson Corp. 22,627 6,737,868
Oshkosh Corp. 26,317 3,747,804
Otis Worldwide Corp. 166,997 12,015,434
PACCAR, Inc. 222,362 29,502,990
Parker-Hannifin Corp. 53,902 52,636,919
Pentair PLC 69,439 4,544,088
Snap-on, Inc. 21,721 8,914,516
Stanley Black & Decker, Inc. 63,740 6,028,529

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Timken Co. 27,071 3,723,616
Toro Co. 40,148 3,688,397
Total 239,402,462
Marine Transportation 0.1%
Kirby Corp.
(a)
22,914 3,004,942
Passenger Airlines 0.6%
Delta Air Lines, Inc. 273,763 23,937,836
Southwest Airlines Co. 183,912 8,270,523
Total 32,208,359
Professional Services 1.1%
Automatic Data Processing, Inc. 179,734 47,891,921
Broadridge Financial Solutions, Inc. 52,662 8,107,315
FTI Consulting, Inc.
(a)
13,073 2,083,575
Genpact Ltd. 69,028 2,427,715
Leidos Holdings, Inc. 55,816 6,452,330
Science Applications International Corp. 18,817 2,204,035
UL Solutions, Inc., Class A 33,519 3,071,681
Total 72,238,572
Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc. 15,826 5,463,293
Core & Main, Inc., Class A
(a)
88,107 3,874,065
Ferguson Enterprises, Inc. 83,464 19,558,119
Watsco, Inc. 14,903 4,609,498
Total 33,504,975
Total Industrials 578,600,336
Information Technology 34.5%
Communications Equipment 1.9%
Arista Networks, Inc.
(a)
140,472 25,334,125
Ciena Corp.
(a)
21,926 8,267,198
Cisco Systems, Inc. 564,847 65,516,603
F5, Inc.
(a)
8,005 3,222,573
Motorola Solutions, Inc. 23,513 10,245,790
Ubiquiti, Inc. 584 325,008
Total 112,911,297
Electronic Equipment, Instruments &
Components 0.7%
Amphenol Corp., Class A 157,562 25,320,214
Cognex Corp. 22,706 1,481,339
Keysight Technologies, Inc.
(a)
22,867 7,296,403
Littelfuse, Inc. 3,417 1,510,758
Vontier Corp. 19,171 615,964
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Zebra Technologies Corp., Class A
(a)
6,943 2,039,992
Total 38,264,670
IT Services 0.7%
Accenture PLC, Class A 91,444 15,172,388
Gartner, Inc.
(a)
10,275 1,551,731
MongoDB, Inc.
(a)
11,352 3,831,073
Snowflake, Inc.
(a)
48,793 14,310,011
VeriSign, Inc. 12,239 3,549,555
Total 38,414,758
Semiconductors & Semiconductor
Equipment 15.5%
Applied Materials, Inc. 90,105 45,743,605
Cirrus Logic, Inc.
(a)
7,252 938,046
KLA Corp. 141,112 25,798,096
Lam Research Corp. 147,080 43,097,382
Lattice Semiconductor Corp.
(a)
18,192 2,260,720
Micron Technology, Inc. 141,226 116,233,235
NVIDIA Corp. 3,318,771 666,243,279
Qorvo, Inc.
(a)
11,961 1,083,308
Semtech Corp.
(a)
11,954 1,408,420
Teradyne, Inc. 19,780 7,272,908
Total 910,078,999
Software 3.6%
Adobe, Inc.
(a)
70,876 17,748,059
Autodesk, Inc.
(a)
34,835 8,158,357
Crowdstrike Holdings, Inc., Class A
(a)
140,399 26,796,553
Datadog, Inc., Class A
(a)
47,602 12,755,908
Docusign, Inc.
(a)
28,931 1,586,287
Dynatrace, Inc.
(a)
43,619 1,933,194
Elastic NV
(a)
13,254 871,981
Fair Isaac Corp.
(a)
3,089 3,468,854
Fortinet, Inc.
(a)
85,308 13,815,631
Gitlab, Inc., Class A
(a)
22,727 784,309
HubSpot, Inc.
(a)
8,002 1,899,355
Intuit, Inc. 41,299 13,053,375
Klaviyo, Inc., Class A
(a)
21,691 386,967
Manhattan Associates, Inc.
(a)
8,587 1,643,208
Nutanix, Inc., Class A
(a)
40,113 2,367,068
Palantir Technologies, Inc., Class A
(a)
334,685 41,186,335
Palo Alto Networks, Inc.
(a)
111,660 37,052,138

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Pegasystems, Inc. 13,391 409,095
RingCentral, Inc., Class A 11,461 637,461
ServiceNow, Inc.
(a)
160,795 17,885,228
Zoom Communications, Inc.
(a)
41,041 3,942,809
Total 208,382,172
Technology Hardware, Storage &
Peripherals 12.1%
Apple, Inc. 2,172,400 671,076,085
Everpure, Inc., Class A
(a)
44,313 3,419,634
Hewlett Packard Enterprise Co. 192,509 9,221,181
NetApp, Inc. 28,954 5,168,289
Sandisk Corp.
(a)
16,309 19,812,662
Total 708,697,851
Total Information Technology 2,016,749,747
Materials 2.0%
Chemicals 0.4%
Axalta Coating Systems Ltd.
(a)
66,253 2,372,520
Celanese Corp. 34,067 1,523,476
CF Industries Holdings, Inc. 50,731 6,351,014
Eastman Chemical Co. 34,621 2,421,739
NewMarket Corp. 1,870 1,589,799
Olin Corp. 35,397 655,198
PPG Industries, Inc. 67,916 7,506,077
Scotts Miracle-Gro Co. 13,271 871,639
Total 23,291,462
Construction Materials 0.3%
CRH PLC 210,633 20,012,241
Containers & Packaging 0.4%
Avery Dennison Corp. 23,843 4,046,872
Ball Corp. 78,901 5,120,675
Crown Holdings, Inc. 33,592 3,958,817
Packaging Corp. of America 27,046 6,648,989
Silgan Holdings, Inc. 25,287 1,010,974
Total 20,786,327
Metals & Mining 0.9%
Anglogold Ashanti PLC 157,240 12,472,277
Aura Minerals, Inc. 12,867 702,152
Newmont Corp. 339,053 31,772,658
Reliance, Inc. 15,512 6,299,423
Total 51,246,510
Total Materials 115,336,540
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Real Estate 2.0%
Health Care REITs 0.1%
Alexandria Real Estate Equities, Inc. 49,111 2,526,761
Medical Properties Trust, Inc. 148,160 685,981
Omega Healthcare Investors, Inc. 85,853 4,346,737
Total 7,559,479
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 199,116 5,003,785
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. 37,884 2,494,283
STAG Industrial, Inc. 54,527 2,086,203
Total 4,580,486
Office REITs 0.1%
BXP, Inc. 44,183 3,098,111
Kilroy Realty Corp. 33,025 1,282,031
Total 4,380,142
Real Estate Management & Development
0.1%
Jones Lang LaSalle, Inc.
(a)
13,453 4,776,219
Residential REITs 0.2%
Invitation Homes, Inc. 177,865 5,286,148
Sun Communities, Inc. 35,253 4,353,040
Total 9,639,188
Retail REITs 0.1%
Brixmor Property Group, Inc. 85,951 2,708,316
NNN REIT, Inc. 54,118 2,571,687
Total 5,280,003
Specialized REITs 1.2%
American Tower Corp. 143,358 24,852,543
EPR Properties 21,264 1,319,856
Equinix, Inc. 29,900 30,476,473
Gaming & Leisure Properties, Inc. 80,182 3,591,352
Millrose Properties, Inc. 45,083 1,261,422
Rayonier, Inc. 85,037 1,852,106
SBA Communications Corp. 31,744 5,745,029
VICI Properties, Inc. 314,518 8,287,549
Total 77,386,330
Total Real Estate 118,605,632
Utilities 2.1%
Electric Utilities 1.7%
Edison International 82,744 6,070,927

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026

Notes to Portfolio of Investments
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Entergy Corp. 98,555 10,606,489
Evergy, Inc. 49,444 4,104,346
Eversource Energy 83,524 5,979,483
Exelon Corp. 219,275 10,047,181
FirstEnergy Corp. 117,353 5,669,323
NextEra Energy, Inc. 450,422 39,150,681
PG&E Corp. 478,654 8,319,007
PPL Corp. 162,167 5,709,900
Total 95,657,337
Gas Utilities 0.1%
Atmos Energy Corp. 35,694 6,167,209
Independent Power and Renewable
Electricity Producers 0.0%
AES Corp. 153,456 2,252,734
Multi-Utilities 0.3%
Ameren Corp. 59,893 6,564,872
CMS Energy Corp. 65,047 4,682,734
Consolidated Edison, Inc. 78,568 8,552,126
Total 19,799,732
Total Utilities 123,877,012
Total Common Stocks
(Cost $ 4,975,506,539 ) 5,596,405,684
Exchange-Traded Funds 3 .8%
Equity Funds 3.8%
Fidelity MSCI Communication Services Index
ETF 125,265 8,600,695
State Street Communication Services Select
Sector SPDR ETF 995,483 107,751,080
Issuer . Shares
.
Value ($)
Exchange-Traded Funds (continued)
Vanguard Communication Services ETF 573,280 104,210,838
Total 220,562,613
Total Exchange-Traded Funds
(Cost $ 225,241,526 ) 220,562,613
Rights 0 .0%
Consumer Staples 0.0%
Consumer Staples Distribution & Retail
0.0%
Walgreens Boots Alliance, Inc.
(a),(b),(c)
270,639 135,320
1 1 135,320
Total Consumer Staples 135,320
Health Care 0.0%
Biotechnology 0.0%
Mirati Therapeutics, Inc.
(a),(b),(c)
315 157
1 1 157
Health Care Equipment & Supplies 0.0%
Hologic, Inc.
(a),(c)
93,286 933
1 1 933
Total Health Care 1,090
Total Rights
(Cost $ 933 ) 136,410
. Shares
.....
Value ($)
Money Market Funds 0 .3%
Columbia Short-Term Cash Fund, 3.813%
(d),(e)
20,135,478 20,123,397
1 1 1
Total Money Market Funds
(Cost $ 20,121,997 ) 20,123,397
Total Investments in Securities
(Cost $ 5,220,870,995 ) 5,837,228,104
Other Assets & Liabilities, Net (837,357)
Net Assets 5,836,390,747
(a) Non-income producing investment.

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Core ETF | 2026

Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
315
–

Walgreens Boots Alliance, Inc.
08/29/2025
270,639
–
135,320
–
135,477
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
84,415,528
(64,293,531)
1,400
20,123,397
—
(525)
122,118
20,135,478
1
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(b) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and
Rule 144A. The Fund will not incur any registration costs upon such a trade. At July 31, 2026, the total market value of these securities amounted to $135,477, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(c) Valuation based on significant unobservable inputs.
(d) The rate shown is the seven-day current annualized yield at July 31, 2026.
(e) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:
Abbreviation Legend
REIT Real Estate Investment Trust

3QT305_(09/26)
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